Other Payables (Schedule of Other Payables) (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Other Payables [Abstract]
Employees and payroll accruals	€ 111	€ 241
Government authorities	185	227
SWAP and forward related balances	365	121
Accrued expenses	2,316	1,414
Current tax	126	184
Total Other Current Payables	€ 3,103	€ 2,187